Comprehensive Income	12 Months Ended
Dec. 31, 2013
Comprehensive Income

Note 14

Comprehensive Income

Comprehensive income consists of net income and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income. Significant changes in the components of Other comprehensive income, net of provision for income taxes are described below.

Accumulated Other Comprehensive Income

The changes in the balances of Accumulated other comprehensive income by component are as follows:

(dollars in millions)	Foreign currency translation adjustments	Unrealized gain on cash flow hedges	Unrealized gain on marketable securities	Defined benefit pension and postretirement plans	Total
Balance at January 1, 2013	$793	$88	$101	$1,253	$2,235
Other comprehensive income	60	50	33	–	143
Amounts reclassified to net income	–	(25)	(17)	22	(20)

Net other comprehensive income	60	25	16	22	123

Balance at December 31, 2013	$853	$113	$117	$1,275	$2,358

The amounts presented above in net other comprehensive income are net of taxes and noncontrolling interests, which are not significant. For the year ended December 31, 2013, the amounts reclassified to net income related to defined benefit pension and postretirement plans in the table above are included in Cost of services and sales and Selling, general and administrative expense on our consolidated statements of income. For the year ended December 31, 2013, all other amounts reclassified to net income in the table above are included in Other income, net on our consolidated statements of income.

Foreign Currency Translation Adjustments

The change in Foreign currency translation adjustments during 2013, 2012 and 2011 was primarily related to our investment in Vodafone Omnitel N.V. and was primarily driven by the movements of the U.S. dollar against the Euro.

Net Unrealized Gains (Losses) on Cash Flow Hedges

During 2013, 2012 and 2011, Unrealized gains (losses) on cash flow hedges included in Other comprehensive income (loss) attributable to noncontrolling interests, primarily reflect activity related to a cross currency swap (see Note 9). Reclassification adjustments for gains (losses) realized in net income were not significant.

Net Unrealized Gains (Losses) on Marketable Securities

During 2013, 2012 and 2011, reclassification adjustments on marketable securities for gains (losses) realized in net income were not significant.

Defined Benefit Pension and Postretirement Plans

The change in Defined benefit pension and postretirement plans at December 31, 2013 was not significant.

The change in Defined benefit pension and postretirement plans of $0.9 billion, net of taxes of $0.6 billion at December 31, 2012 was primarily a result of plan amendments.